Howell J. Reeves
Direct Dial:	(215) 977-2234
Direct Fax:	(215) 405-3834
E-mail:	hreeves@wolfblock.com

October 19, 2007

Securities and Exchange Commission

Washington, D.C. 20549

Attention: Pamela Long, Assistant Director

Re:	NGA HoldCo, LLC Amendment No. 2 to Registration Statement on Form 10-SB Commission File No. 0-52734

Ladies and Gentlemen:

On behalf of NGA HoldCo, LLC (the “Company”), and in accordance with the procedure agreed to in a telephone call with Nudrat Salik of the Staff, we are filing Amendment No. 2 to the above-referenced registration statement (the “Amendment”) to reflect the changes to the filing set forth in our letter to the Staff dated September 28, 2007 (the “September 28 Letter of Response”), which was provided to the Staff in response to the comments set forth in the Staff’s comment letter dated September 14, 2007 (the “Comment Letter”).

Set forth below is the text of each of the Staff’s comments which is addressed in the Amendment. The text of each of these comments is followed by a response that includes the location in the Amendment of the disclosure that is included in response to the comment and in accordance with our September 28 Letter of Response. Except as otherwise indicated, page references in the responses are to pages of the Amendment. To assist the Staff in its review of our responses to the comments addressed in the Amendment, we are providing via facsimile to each of the individuals referred to in the last paragraph of the Comment Letter a copy of this letter together with a copy of the Amendment which is marked to show the changes from the previously filed amendment and includes notations in the margins, as appropriate, to indicate the respective numbers of the comments to which the revisions relate. Comment numbers in this letter and those noted in the margins of the accompanying copy of the Amendment correspond to the respective comment numbers in the Comment Letter. Information regarding the Company has been furnished by the managers of the Company and information regarding Eldorado Resorts LLC (“Resorts”) has been provided by executive officers of Resorts.

October 19, 2007

The additional responses to the comments in the Comment Letter are set forth in our September 28 Letter of Response. We have been advised by the Staff that, other than the filing of the Amendment, the Staff has no further comment on the responses included in the September 28 Letter of Response or the filing.

Comment 1.	On page 5 you disclose that at the time of the closing under the Purchase Agreement, the Resorts’ current operating agreement will be amended and restated to grant you put rights and grant Resorts call rights related to the equity interest in Resorts. Please disclose the terms of these rights in your pro forma financial information as well as how you will account for these rights. Please tell us what consideration you gave to reflecting these rights in your pro forma financial statements.

Response:	In response to this comment, the pro forma financial information has been revised to include as a new footnote (b) to the pro forma balance sheet as of June 30, 2007 the disclosure set forth in Attachment A to our September 28 Letter of Response. The new footnote appears on page F-72 of the Amendment.

Comment 2.	We note your response to prior comment 14. Please address the following:

•

As previously requested, please expand your description of note (a) to your pro forma balance sheet to state the nature of the difference between the amounts disclosed on page 4 and the amounts recorded on your balance sheet as of June 30, 2007 related to these investments. Specifically, your description of the Resorts transaction on page 4 states that you will transfer to Resorts $31,133,250 original principal amount of the Shreveport Bonds as well as transfer to Carano $6,912,113 original principal amount of the Shreveport Bonds and an equity interest of $286,889 related to Shreveport Gaming Holdings, Inc; and

•

You state that the accounting for this exchange of the Shreveport Bonds and the Shreveport Gaming Holdings equity interest for the equity interest in Resorts has been revised to reflect a zero gain/loss on the exchange. The value of the equity interest received in Resorts was determined to be equivalent to the fair value of the assets exchanged. As previously requested, please help us understand how your accounting for this exchange complies with paragraph 11 of SFAS No. 140.

October 19, 2007

Response:	In response to this comment, the disclosure in footnote (a) to the pro forma balance sheet appearing on page F-72 has been revised to add the additional disclosure set forth in Attachment B to our September 28 Letter of Response.

Comment 4.	We note your response to prior comment 18. Please also revise your description of your pro forma income statement for the six months ended June 30, 2007 to state, if true, that the pro forma adjustments assume that the transaction was consummated on August 1, 2006, which was your inception date. Refer to Rule 11-02(b)(6) of Regulation S-X.

Response:	In response to this comment, the description of the pro forma income statement for the six months ended June 30, 2007, which appears on page F-73, has been revised by amending and restating the sentence immediately preceding the footnotes so that it reads as follows:

“The purpose of this schedule is to show the consolidated income statement as if the acquisition of the equity interest in Eldorado Resorts LLC occurred on August 1, 2006, the date that Newport Global Opportunities Fund first acquired Shreveport bonds.”

As requested in the Comment Letter, we are providing a letter from the Company, dated October 19, 2007, acknowledging that:

•	the Company is responsible for the adequacy and accuracy of the disclosure in its filings;

•	staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the filing; and

•	the Company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

We and the Company have made every effort to be fully responsive to all of your comments. If you have any questions concerning our responses or require any additional information, please do not hesitate to contact the undersigned at 215-977-2234.

Sincerely,

/s/ Howell J. Reeves
For WOLF, BLOCK, SCHORR and SOLIS-COHEN LLP

October 19, 2007

HJR/ary

cc:	Nudrat Salik, Staff Accountant

Rufus Decker, Accounting Branch Chief

Errol Sanderson, Financial Analyst

Thomas R. Reeg, Operating Manager of the Company

Robert M. Jones, Chief Financial Officer of Resorts

Diane S. Larsen, Managing Partner, Ernst & Young LLP

Jeffrey Ortwein, Partner, Deloitte & Touche LLP

A. J. Hicks, Esquire